Employee share scheme reserve	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employee share scheme reserve
13.	Employee share scheme reserve
The Group issued share-based payment awards to employees starting May 2017 to select employees. While there was a mutual understanding with the employees regarding the terms of the award, and the formal approval was pending. In June 2019, the Board of Directors adopted a draft version of Swvl Inc’s 2019 Share Option Plan (the Plan) and a draft version of the sample award agreement for granting of options to employees as identified by the Management, up to 3,936 shares. The Board of Directors also ratified all awards issued prior to its adoption of draft documents. Although the formal terms and conditions were subsequently approved by the Board of Directors in July 2021, the grant date will be achieved when these are communicated and clarified with the employees. However, employees have rendered services to the Group based on mutual understanding, and this counts towards employees meeting their service conditions.
Under the Plan, 25% of the options vest annually from the issue date. These options are exercisable up to 10 years from the issue date, but only if an “exit event” as defined in the Plan occurs. An employee that leaves the Group before an exit event has occurred could exercise options on a pro-rata
basis (based on the length of time that the employee has served since the award was granted).
When exercisable, each option is convertible into one Common Share B. The exercise price of the options is based on the fair value of shares as determined in the immediately previous round of financing.

	2021		2020
	Average exercise price per share Option	Number of options	Average exercise price per share option	Number of options
	USD		USD
At 1 January	3,478	2,958	2,203	1,926
Issued during the year (i)	2,567	3,874	3,559	2,267
Exercised during the year (ii)	—	—	—	(552)
Forfeited during the year	3,032	(1,193)	2,961	(683)

At 31 December	2,430	5,639	3,478	2,958

Vested and exercisable	2,254	3,416	1,894	585

(i)
Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”.

(ii)	The weighted average share price at the date of exercise of options exercised during the year ended 31 December 2021 was $0 (31 December 2020 – $0).
Share options outstanding at the end of each year have the following expiry date and exercise prices:

	At 31 December
	2021	2020
Number of options	5,639	2,958

Range of exercise price	$0 - $5,100	$540 - $3,781

Range of expiry dates	April 2027 – September 2031	January 2030 – December 2030

Weighted average remaining contractual life (in years)	7.97	8.95

Since the grant date is not achieved, the options are fair valued using an estimate of fair value of options on equity at the end of each reporting period using Monte Carlo simulation that takes into account the exercise price, the term of the option, the impact of dilution (where material), the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the option, and the correlations and volatilities of the peer group companies. The fair value of the options was as follows:

Strike price	At 31 December
	2021	2020
$0	13,100	2,353.60
$540	—	2,121.06
$645	—	2,075.66
$1,861	11,357	1,552.37
$2,844	10,515	1,160.23
$3,781	9,780	878.90
$5,100	8,852	—
Total expenses arising from share-based payment transactions recognised in the consolidated statement of comprehensive income as part of employee benefit expense was USD 33.6 million for the year ended 31 December 2021 (USD
 2.8
million and USD 0.4 million for the years ended 31 December 2020 and 31 December 2019, respectively).
The following assumptions are used in calculating the fair values of the options:

Particulars	At 31 December
	2021	2020
Expected weighted average volatility (%)	50%	60%
Expected dividends (%)	0%	0%
Expected term (in years)	1.25	1.25
Risk free rate (%)	1.12%	0.10%
Market price	$13,430.0	$2,353.6
The volatility has been measured as the standard deviation of quoted share prices of comparable peer entities over the last one year from each respective/expected grant date.